Schedule of Foreign Exchange Currency (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 TRY (₺)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ (74,366)			$ 605,326	$ (14,409)
Total		₺ (447,459)	$ (378,008)
Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	396,859			152,087
Accounts receivable	21,558			63,120
Accounts payable	(5,211,836)			(12,812,027)
Loans payable	(3,461,250)			(4,176,234)
Lease liability				(45,353)
Total	$ (8,254,669)			$ (16,818,407)